Non-current other receivables	12 Months Ended
Dec. 31, 2023
Non-current other receivables.
Non-current other receivables

14 Non-current other receivables

	2023	2022	2021
	$m	$m	$m
Prepayments	274	243	391
Accrued income	52	44	61
Retirement benefit scheme surpluses (Note 22)	92	90	–
Other receivables	385	458	443
Non-current other receivables	803	835	895

Prepayments include $nil (2022: $nil; 2021: $92m) in relation to our research collaboration with Moderna. Other receivables include $51m (2022: $71m; 2021: $44m) owed by FibroGen, Inc. for promotional activity in China pursuant to the roxadustat collaboration.